Borrowings and derivative financial instrument - US$ Convertible Bond , borrowings (Details) R / shares in Units, $ / shares in Units, R in Millions					12 Months Ended
	Oct. 19, 2020 USD ($) shares	Sep. 11, 2020 USD ($) shares	Sep. 11, 2018 USD ($)	Sep. 19, 2017 USD ($) $ / shares	Dec. 31, 2021 ZAR (R) shares	Dec. 31, 2020 ZAR (R) bond R / shares shares	Dec. 31, 2019 ZAR (R) shares	Dec. 31, 2021 USD ($)	Sep. 12, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Shares issued upon conversion of debt (in shares) | shares					0	248,040,000	0
Fair value of Company shares issued ('millions)						R 12,573
Loans raised					R 20,651	16,289	R 18,982
Derivative element settlement value ('millions)							0
Bond element settlement value ('millions)					0	5,578	0
Balance at beginning of the year					18,383	23,736	24,505
Loans repaid					(20,252)	(18,335)	(22,008)
Accrued interest paid					(527)	(866)	(778)
Interest charge					801	1,290	1,445
Unwinding of amortised cost					302	394	374
Loss/(gain) on foreign exchange differences					(1,149)	255	(325)
Balance at end of the year					20,298	R 18,383	23,736
US$ Convertible Bond
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $	$ 383,000,000	$ 200,000	$ 66,000,000	$ 450,000,000				$ 0	$ 384,000,000
Bond purchase price | $	$ 800,000		$ 50,000,000
Shares issued upon conversion of debt (in shares) | shares	247,912,467	127,967				248,040,000
Coupon rate (as a percent)				1.875%
Term of facility				6 years
Conversion premium (as a percent)				35.00%
Weighted average share price (in USD/ZAR per share) | $ / shares				$ 1.2281
Initial conversion price (USD per share) | $ / shares				$ 1.6580
Number of bonds settled | bond						1,916
Fair value of Company shares issued ('millions)						R 12,573
Loans raised						13
Derivative element settlement value ('millions)					0	6,995
Bond element settlement value ('millions)						5,578
Balance at beginning of the year					0	4,579
Loss/(gain) on foreign exchange differences					0	1,273	(176)
Balance at end of the year					0	0	4,579
US$ Convertible Bond | Financial liabilities not measured at fair value
Disclosure of detailed information about borrowings [line items]
Bond element settlement value ('millions)					0	5,578	0
Balance at beginning of the year					0	4,579	4,497
Loans repaid					0	(13)	0
Accrued interest paid					0	(125)	(106)
Interest charge					0	94	105
Unwinding of amortised cost					0	187	197
Loss/(gain) on foreign exchange differences					0	856	(114)
Balance at end of the year					R 0	R 0	R 4,579
US$ Convertible Bond | Minimum
Disclosure of detailed information about borrowings [line items]
Weighted average share price (in USD/ZAR per share) | R / shares						R 46.5
US$ Convertible Bond | Maximum
Disclosure of detailed information about borrowings [line items]
Weighted average share price (in USD/ZAR per share) | R / shares						R 51.5